Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
C000019282_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® GNMA Fund
C000019282_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000019282_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,019
C000019282_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,948
C000019282_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,549
C000019282_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,046
C000019282_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,076
C000019282_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,390
C000019282_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,934
C000019282_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,448
C000019282_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,785
C000019282_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,247
C000019282_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg GNMA Index
C000019282_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019282_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,003
C000019282_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,969
C000019282_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,608
C000019282_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,115
C000019282_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,069
C000019282_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,447
C000019282_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,010
C000019282_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,477
C000019282_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,821
C000019282_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,263
C000019282_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000019282_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019282_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,949
C000019282_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,869
C000019282_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,666
C000019282_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,746
C000019282_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,664
C000019282_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,600
C000019282_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,243
C000019282_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,766
C000019282_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,130
C000019282_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 11,431